SP SmallCap 600 Pure Growth Fund Investment Objectives and Goals - Class H [Member] - SP SmallCap 600 Pure Growth Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	S&P SmallCap 600® Pure Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The S&P SmallCap 600® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).